INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of reconciliation of changes in intangible assets and goodwill

Figures in millions - US Dollars	Goodwill	Other	Total

Cost
Balance at 1 January 2023	105	95	200
Additions	—	1	1
Transfers and other movements (1)	—	1	—
Translation	—	(2)	(2)
Balance at 31 December 2023	105	95	200
Accumulated amortisation and impairments
Balance at 1 January 2023	—	94	94
Amortisation for the year	—	1	1
Translation	—	(2)	(2)
Balance at 31 December 2023	—	93	93
Net book value at 31 December 2023	105	2	107
Cost
Balance at 1 January 2024	105	95	200
Additions	—	1	1
Translation	(10)	—	(10)
Balance at 31 December 2024	95	96	191
Accumulated amortisation and impairments
Balance at 1 January 2024	—	93	93
Amortisation for the year	—	1	1
Translation	—	(1)	(1)
Balance at 31 December 2024	—	93	93
Net book value at 31 December 2024	95	3	98
Cost
Balance at 1 January 2025	95	96	191
Additions	—	2	2
Disposal of subsidiary	—	(10)	(10)
Translation	7	1	8
Balance at 31 December 2025	102	89	191
Accumulated amortisation and impairments
Balance at 1 January 2025	—	93	93
Amortisation for the year	—	1	1
Disposal of subsidiary	—	(10)	(10)
Translation	—	1	1
Balance at 31 December 2025	—	85	85
Net book value as 31 December 2025	102	4	106
(1)Transfers and other movements include amounts from asset reclassifications and amounts written off.

Schedule of goodwill impairment assumptions	Based on an analysis carried out by the Group in 2025, the carrying value and fair value less costs to dispose of the CGU that includes significant goodwill is:

	2025
Figures in millions - US Dollars	Carrying Value	Fair value less costs to dispose
Sunrise Dam	203	823
Based on an analysis carried out by the Group in 2024, the carrying value and fair value less costs to dispose of the CGU that includes significant goodwill is:

	2024
Figures in millions - US Dollars	Carrying Value	Fair value less costs to dispose
Sunrise Dam	166	566
Based on an analysis carried out by the Group in 2023, the carrying value and fair value less costs to dispose of the CGU that includes significant goodwill is:

	2023
Figures in millions - US Dollars	Carrying Value	Fair value less costs to dispose
Sunrise Dam	228	263
As at 31 December 2023, the recoverable amount of Sunrise Dam exceeded its carrying amount by $35m. Sunrise Dam had
$105m goodwill at 31 December 2023. The approved life-of-mine of Sunrise Dam is planned until 2028; however, for impairment testing purposes, Mineral Resource not included in the current approved life-of-mine plan where management has high confidence in the orebody and economical recovery of gold, based on historical and similar geological experience, were included in the discounted cash flow model. The attributable Mineral Resource value ounces have been included in the discounted cash flow model applied based on a sliding scale of conversion factors to ensure risk-adjusted progression of material reflecting geological confidence and economic viability. The fair value less costs to dispose is derived from a discounted cash flow model using a real discount rate of 5%. This is a level 3 fair value measurement.

Key assumptions for the impairment calculations	Foreign currency cash flows are translated at estimated exchange rates, based on consensus outlooks, and then discounted using appropriate discount rates for that currency.

Assumptions	Nominal gold price per oz ($)	Real gold price per oz ($)		Exchange rate (A$/US$)
	2025	2024	2023	2025	2024	2023
Year 1	3,900	2,650	1,995	0.69	0.65	0.68
Year 2	3,394	2,477	1,998	0.69	0.68	0.71
Year 3	3,250	2,101	1,785	0.69	0.70	0.72
Year 4	3,100	2,026	1,694	0.71	0.70	0.70
Year 5	2,878	1,988	1,666	0.71	0.69	0.70
Long-term	2,721	1,950	1,666	0.71	0.68	0.70